Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)
996924	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide the final fraud report to show the appraiser and appraisal company verified as interested parties.	Client provided attached documents in response.	06/11/2025	All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	06/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
996924	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Acknowledged	FCRE5123	Credit	Missing Business Entity Formation Document	The subject transaction is vested in an LLC; however, documentation to verify the status of the business is not in file. Lender to provide status documentation for XXX.			Exception is non-material and graded as level 2/B.	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
996924	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
996924	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
911295	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2025	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The borrower is required to contribute XXX% of the purchase price: XXX A XXX gift was sent to closing. The borrowers did not meet the XXX% required contribution. Per GL's XX/XX/XXXX Limitations to Gift Funds	Uploading updated ULAW with comp factors.	08/19/2025	Lender exception approval provided - Ok per XXX for not meeting the required contribution. Comp factors XXX FICO, perfect mortgage history for XXX yrs, subject C3 well-maintained condition.	08/20/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
911295	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
911295	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
804673	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Bank checks; XXX and XXX for the earnest money and due diligence are in the file. Provide a copy of the certified escrow deposit receipts. GL's XX/XX/XXXX	Uploading earnest money receipt for both EMD's	08/26/2025	Asset Qualification Meets Guideline Requirements	08/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
804673	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2025	Resolved	FCRE1964	Credit	Missing income documentation	There is a CPA/Tax Preparer letter to verify the business. Provide verification of the tax preparers license from municipal, State or federal licensing boards or proof of their business existence. GL XX/XX/XXXX	Uploading tax preparer verification	08/26/2025	Tax preparer PTIN status document provided.	08/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
804673	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/25/2025	Resolved	finding-XXX	Compliance	NC Rate Spread Home Loan Test	This loan failed the NC rate spread home loan test. (NC GS §XXX-11F(a)(XXX) he loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report hile the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. The loan is an HPML and meets appraisal and escrow requirements.	Compliant	08/25/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
804673	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/26/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
804673	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/25/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_CW_##, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets appraisal and escrow requirements.	Compliant	08/25/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927133	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2025	Resolved	finding-XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:[[(12 CFR ##_DH_##(ii))]] The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The initial CD dated XX/XX/XXXX was received by the borrower on XX/XX/XXXX which is less than XXX business days prior to consummation	Document Uploaded. LOE from borrower requesting timing waiver and management approval have been uploaded.	09/04/2025	Waiver of XXX days waiting period provided; Exception resolved; Waiver of XXX days waiting period provided; Exception resolved	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927133	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927133	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/28/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
389955	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2025	Resolved	FCOM3596	Credit	Missing Prepayment Rider	The Loan Approval shows a XXX month XXX% pre-payment penalty. Provide a signed notarized pre-payment penalty.	Uploaded updated approval showing no PPP.	09/12/2025	XXX provided updated Loan Approval and ULAW with No PPP.	09/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 721	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
389955	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			compliant	08/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 721	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
389955	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			compliant	08/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 721	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
976294	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 730	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
976294	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 730	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
976294	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/02/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 730	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
953650	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/04/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The DSCR is calculated using the lessor of annual in place rent or market rent. Provide an executed Lease agreement for the subject property. GL XX/XX/XXXX	Market rent and annual in-place rent are both XXX considers this equivalent to “using the lesser of,” so a lease agreement is not required in this case.	09/09/2025	Income and Employment Meet Guidelines	09/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 600
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of 80%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
953650	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/04/2025	Acknowledged	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The Underwriting Loan Approval Worksheet (ULAW) dated XX/XX/XXXX has a DSCR of XXX. The property tax is XXX and the HI is XXX Provide the final ULAW.	Please acknowledge non-material finding, thank you.; Please acknowledge non-material finding, thank you.	09/09/2025	Acknowledged 2/B grading per client request.	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 600
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of 80%	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
953650	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 600
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of 80%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
204661	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/08/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The final HUD provided is page XXX of XXX Provide page XXX of the final HUD-XXX dated XXX/XXX/XXX.	Uploading both pages of Final HUD	09/11/2025	Property Title Issue Resolved	09/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of 75%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of 75%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
204661	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of 75%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of 75%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
204661	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of 75%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of 75%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
710639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2025	Acknowledged	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines The subject is a new condominium project. The appraisal shows XXX units in the subject phase and XXX sold. A Processor's cert shows total of XXX total Units, with XXX units sold/closed and XXX pre-sold. XXX% of the units in the subject's phase must be sold and conveyed to unit owners. HOA under developer or builder control will be considered on a case by case basis. Lender accepted HOA letter, builder to turn over HOA by XXX/XXX. Provide documentation to show XXX% of the subject's phase are sold (XXX units). GL's XX/XX/XXXX	Document Uploaded. Uploading updated ULAW with comp factors	09/18/2025	Lender exception approval provided - OK per SM to move forward with condo project as is. Ok per XXX for XXX% seller concessions. Comp factors XXX FICO, XXX DSCR, 60% LTV, XXX mos reserves.	09/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
710639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2025	Acknowledged	FCRE8705	Credit	Excessive Seller Contributions	The Seller concession are limited to XXX% of the XXX. Lender exception to allow seller concessions up to XXX% Provide XXX compensating factors.	Uploading updated ULAW with comp factors	09/18/2025	Lender exception approval provided - Ok per XXX for XXX% seller concessions. Comp factors XXX FICO, XXX DSCR, 69.18% LTV, XXX mos reserves.	09/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
710639	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2025	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	Provide Cert of Occupancy.	Document Uploaded. Uploading CCO.	09/17/2025	XXX provided copy of Building Permit with inspection initials and Total payment made. Document is sufficient.	09/18/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	D	B	D	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
137108	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A gift letter for XXX is in the file. Provide proof of receipt via incoming wire that matches gift letter. GL XX/XX/XXXX	Donor is borrowers’ XXX who closed the sale of her home at the same Settlement Agent as our subject transaction. The Settlement Agent held the funds and applied them at closing – there was no wire. Uploading Final HUD from sale showing proceeds that were gifted. XXX allows gifts below the gift letter amount if the full gift is not necessary without an updated letter and without needing an exception.	09/29/2025	Asset Qualification Meets Guideline Requirements	09/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137108	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX The minimum FICO for a Rural property is XXX	XXX feels that the rural designation is not XXX and is treating this loan as suburban, so the FICO restriction is moot.	09/29/2025	Per pg XXX of XXX of the appraisal, the appraiser commented that comps XXX and XXX is located in the rural market of XXX. The subject property does not appear to be in a rural location.; Audited FICO of XXX is greater than or equal to Guideline FICO of XXX	09/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137108	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_CS_## )The finance charge is $747, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/25/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137108	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/25/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
580091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	finding-XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required: Missing proof that the borrower received a copy of the Initial CD dated XX/XX/XXXX at least XXX days prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:[[12 CFR ##_CS_## )The finance charge is $747,]] The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	Document Uploaded. Signed initial CD has been uploaded.	10/06/2025	Initial CD receipt date provided; exception resolved; Initial CD receipt date provided; exception resolved	10/07/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
580091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_CS_## )The finance charge is $747, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/07/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
580091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/29/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
580091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/29/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
422526	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	finding-XXX	Compliance	Initial Closing Disclosure Delivery Date Test	The initial CD does not have a signature and no documentation was found in the file to confirm the borrower received the initial CD at least XXX days prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:[[12 CFR ##_CS_## )The finance charge is $747,]] The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	Document Uploaded. Signed initial CD has been uploaded.	10/06/2025	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	10/07/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
422526	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_CS_## )The finance charge is $747, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/07/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
422526	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/29/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject is vested in a business entity. Provide evidence signer is authorized to represent the business.	Uploading seller authorization.	09/30/2025	Property Title Issue Resolved	10/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
422526	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/29/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845330	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The Underwriting Loan Approval Worksheet, (ULAW) reflects property tax of XXX not XXX by the HUD or tax cert in the file. Provide final correct ULAW.			Approval/Underwriting Summary is fully present; Document Uploaded. Client provided attached updated ULAW correcting the tax payment. ; ; Acknowledged as 2/B grading per client request.	10/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845330	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845330	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
932208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_CS_## )The finance charge is $747, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
932208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
932208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/30/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
265105	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2025	Resolved	FCRE1255	Credit	Other Property Insurance Policy Missing	The Final 1003 reflects a supplemental insurance payment of XXX included within the qualifying payment; however, there is no documentation in file to support this payment. Lender to provide documentation for supplemental insurance to verify a monthly payment of XXX	Uploading updated ULAW removing XXX payment which was erroneously added	10/02/2025	XXX provided updated ULAW removing XXX payment which was erroneously added.	10/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
																			Borrower has stable job time -	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
265105	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
																			Borrower has stable job time -	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
265105	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
																			Borrower has stable job time -	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
258785	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/30/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.07% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.07% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
258785	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/30/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.07% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.07% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
258785	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/30/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.07% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.07% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
675897	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Verified assets with XXX #XXX, July'XXX, total $XXX. Funds required for closing total $XXX. Source & Seasoning of funds is required. Provide the August 'XXX Statement to verify XXX funds to close. GL XX/XX/XXXX & XX/XX/XXXX	Uploading July, Aug XXX Statements, Sept ledger and Final HUD from refi of XXX. Most recent Statement is good and unexpired. Ledger provided to show deposit of funds from refinance. Closing funds guidelines have been fully satisfied.	10/02/2025	Funds are found to meet guidelines.	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
675897	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $XXX. The Lender pricing exception requires XXX months reserves, $XXX. Provide XXX #XXX August'XXX Statement to reflect XXX months reserves post close. GL XX/XX/XXXX	Uploading July, Aug XXX Statements, Sept ledger and Final HUD from refi of XXX. Most recent Statement is good and unexpired. Ledger provided to show deposit of funds from refinance. Closing funds AND reserve guidelines have been fully satisfied.	10/02/2025	Audited Reserves of XXX are equal to or greater than AUS Required Reserves of $XXX.	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
675897	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Check XXX and XXX with Exclusionary lists.	Document Uploaded. Uploaded DV for clearance	10/06/2025	All Interested Parties Checked against Exclusionary Lists	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
675897	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
723272	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
723272	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
723272	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
644445	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
644445	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
644445	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
966239	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
966239	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
966239	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 51.11% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.11% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
655522	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 70%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
655522	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 70%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
655522	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 70%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
565551	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing In addition, confirmation for borrowers primary residence. The current initial 1003 shows XXX as the primary residence.	Uploading Final 1003 which indicates/confirms primary residence is XXX	10/03/2025	The Final 1003 is Present	10/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 59.91% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.91% is less than Guideline CLTV of 80%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 43%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
565551	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FCRE2900	Credit	Borrower Non-US Citizen Identification Document Missing	Non XXX Borrower is missing Identification Document.	Uploading ITIN letters	10/03/2025	Borrower Identification Document provided.	10/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 59.91% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.91% is less than Guideline CLTV of 80%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 43%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
565551	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 59.91% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.91% is less than Guideline CLTV of 80%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 43%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827472	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/02/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827472	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/02/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827472	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/02/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Cured	finding-XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.[[(12 CFR ##_CS_## )The finance charge is $747,XXX. The disclosed finance charge of XXX is not considered accurate because it is underStated by more than XXX The following fees were included in testing: Attorney's Fee (Closing Agent and Other Title Services) paid by Borrower: XXX Electronic Recording Service Fee paid by Borrower: XXX Mortgage Broker Fee paid by Borrower: XXX Prepaid Interest paid by Borrower: XXX Settlement or Closing Fee paid by Borrower: XXX Title - XXX Guaranty Fee paid by Borrower: XXX Title Courier Fee paid by Borrower: XXX Title Tax Certification [Title Tax Search Fee] paid by Borrower: XXX Underwriting Fee paid by Borrower: XXX TILA 130b cure required in the amount of XXX with a PCCD, LOE, Copy of refund check, proof of delivery to the borrower and re-open rescission	Document Uploaded. Please review the correction of errors.	10/16/2025	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B	10/20/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
776217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DN_## , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/20/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
776217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Cured	finding-XXX	Compliance	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.[[(12 CFR ##_DN_## , transferred from 12 CFR ##_CM_## )The finance charge is $747,XXX. The disclosed finance charge of XXX is not considered accurate because it is underStated by more than XXX The following fees were included in testing: Attorney's Fee (Closing Agent and Other Title Services) paid by Borrower: XXX Electronic Recording Service Fee paid by Borrower: XXX Mortgage Broker Fee paid by Borrower: XXX Prepaid Interest paid by Borrower: XXX Settlement or Closing Fee paid by Borrower: XXX Title - Tx Guaranty Fee paid by Borrower: XXX Title Courier Fee paid by Borrower: XXX Title Tax Certification [Title Tax Search Fee] paid by Borrower: XXX Underwriting Fee paid by Borrower: XXX TILA 130b cure required in the amount of XXX with a PCCD, LOE, Copy of refund check and proof of delivery to the borrower.	Document Uploaded. Please review the correction of errors. ; The fee "Title - reneal and extension" shows a credit to the borrower from the title company of $XXX. I do not believe that the TPR has properly included this in calculations. Please re-run numbers with this in mind.	10/16/2025	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B; That fee is not considered a finance charge since it is a credit towards the title policy and therefore excluded from finance charge testing since it would not reduce the finance charges	10/20/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
776217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
776217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
802659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
719681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
719681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
719681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
997832	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 30% is less than Guideline LTV of 75%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 30% is less than Guideline CLTV of 75%	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
997832	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 30% is less than Guideline LTV of 75%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 30% is less than Guideline CLTV of 75%	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
997832	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Acknowledged	FPRO1243	Property	Second Appraisal is Missing	Second Appraisal Is Required and is Missing. The file contains an approved exception to allow only one appraisal for this transaction. Compensating factors include low LTV, low DTI, high FICO, large reserves. The file contains an approved exception to allow only one appraisal for this transaction. Compensating factors include low LTV, low DTI, high FICO, large reserves.	The file contains an approved exception to allow only one appraisal for this transaction. Compensating factors include low LTV, low DTI, high FICO, large reserves.	10/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 30% is less than Guideline LTV of 75%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 30% is less than Guideline CLTV of 75%	D	B	D	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
672902	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The loan application reflects the borrower lives rent free. The property report shows owner is not the borrower. Provide a signed letter from the owner to verify the borrower has lived rent free for the previous XXX months. GL XX/XX/XXXX	XXX guidelines do not require a rent free letter, the 1003 merely needs to State so	10/06/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/07/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 32% is less than Guideline LTV of 75%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32% is less than Guideline CLTV of 75%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
672902	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The review product is a Field Review completed on form XXX One Unit Residential. The subject has Three Unit's. Provide the Field Review completed on the appropriate form and to review the appraisal dated XXX/XXX/XXX.	Item #XXX if the report advises that there is not a UAD multifamily report form, so this form was used in order to provide the same dataset used by the original appraiser. XXX is agreeable to this practice for consistency.	10/06/2025	Property/Appraisal Meets Guidelines	10/07/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 32% is less than Guideline LTV of 75%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32% is less than Guideline CLTV of 75%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
389814	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide a review product within XXX% of the appraised value.	Document Uploaded. Please review the CU report.	10/06/2025	Third party valuation product provided within tolerance.	10/07/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 17.54% is less than Guideline CLTV of 75%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.54% is less than Guideline LTV of 75%	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
389814	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The subject's current mortgage pay-history from May-Aug XXX is documented with bank Statements. Proof of pay-history for the previous loan, (paid off XX/XX/XXXX), with XXX is required for XX/XX/XXXX - XX/XX/XXXX. Provide a copy of the Note and XXX months cancelled checks (front/back), or bank Statements which consistently show the payments made. GL XX/XX/XXXX & XX/XX/XXXX	Ok per XXX for missing previous mortgage history. Comp factors XXX% DTI, 17.54% LTV, S/E XXX yrs, subject C3 condition	10/06/2025	Lender exception approval provided - Ok per XXX for missing previous mortgage history. Comp factors XXX% DTI, 69.18% LTV, S/E XXX yrs, subject C3 condition	10/07/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 17.54% is less than Guideline CLTV of 75%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.54% is less than Guideline LTV of 75%	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
389814	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/03/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 17.54% is less than Guideline CLTV of 75%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.54% is less than Guideline LTV of 75%	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
564125	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The loan application reflects a NOO property at XXX #XXX. Provide a public record search (i.: SiteX or similar product) to establish there is not foreclosure action. GL XX/XX/XXXX	Also uploading proof borrower owns the business since a business owns the property.; Uploading DV report which is our report of record and no FC activities are noted in the last XXX yrs	10/07/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; The REO for XXX #XXX is Not listed in the Real EState Owned Report section of the fraud report. Please provide an updated report to reflect the property search for XXX #XXX.	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
564125	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Acknowledged	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. The Lender required XXX months reserves. Business accounts where the borrower is not XXX% owner are not an acceptable source of reserves. Provide XXX months bank Statements to verify XXX months reserves. GL XX/XX/XXXX	Uploading updated ULAW with comp factors.	10/06/2025	Lender exception approval provided - Ok per XXX for missing signed amendment and use of business account for reserves when not XXX% owner. Comp factors XXX FICO, XX/XX/XXXX DSCR, no negative credit whatsoever, subject C3 condition.	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
564125	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Acknowledged	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Amendment #XXX to the purchase contract is not signed. Provide the signed Amendment #XXX.	Uploading updated ULAW with comp factors	10/06/2025	Lender exception approval provided - Ok per XXX for missing signed amendment and use of business account for reserves when not XXX% owner. Comp factors XXX FICO, XX/XX/XXXX DSCR, no negative credit whatsoever, subject C3 condition.	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
564125	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
181376	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/06/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181376	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/06/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
788215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/06/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
788215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/06/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
341532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Primary home mortgage is with XXX. Mortgage Statements from XX/XX/XXXX, XX/XX/XXXX -XX/XX/XXXX are in the file. Provide proof of XX/XX/XXXX payment to XXX. GL XX/XX/XXXX	Uploading proof of XX/XX/XXXX payment	10/07/2025	Housing History Meets Guideline Requirements	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
341532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements	Asset 4 Does Not Meet Guideline Requirements There is a gift letter for XXX from XXX. However, an XXX check from the donor is in the file. The funds must match the information on the gift letter. Provide evidence an additional XXX was given, or provide a gift letter which reflects funds received. GL XX/XX/XXXX	Additional XXX was not needed. XXX allows gifts below the gift letter amount if the full gift is not necessary without an updated letter and without needing an exception	10/07/2025	Asset 4 Meets Guideline Requirements Or XXX	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
341532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The HUD-XXX reflects a XXX EMD deposit. The purchase contract reflects XXX check #XXX received on XX/XX/XXXX. Provide a copy of the check or bank Statement showing the funds cleared the borrowers account. GL XX/XX/XXXX	There are XXX gifts. Uploading $20k and $225k gift letters and uploading updated ULAW with comp factors; EMD was a gift. Uploading gift letter	10/09/2025	Lender exception approval provided - Ok per XXX to accept the gifts and gift letters as is without any additional sourcing required. Comp factors XXX FICO, 69.18% LTV, no negative credit whatsoever, subject C1 condition by a reputable builder.;.; There is only one gift letter in the loan file for $20K dated XX/XX/XXXX, which was advised by XXX in the exception for Asset 4 Does Not Meet Guideline Requirements that $11K of the $20K gifts funds were used towards cash to close, so the same $20K gift letter cannot be used for the EMD from XX/XX/XXXX. Please provide a copy of the check or bank Statement showing the funds cleared the borrowers account. GL XXX.; Asset Qualification Does Not Meet Guideline Requirements	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
341532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
734338	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.54% is less than Guideline CLTV of 75%
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.54% is less than Guideline LTV of 75%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
734338	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.54% is less than Guideline CLTV of 75%
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.54% is less than Guideline LTV of 75%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
734338	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.54% is less than Guideline CLTV of 75%
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.54% is less than Guideline LTV of 75%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	Uploading credit report showing XXX rated thru XX/XX/XXXX along with Statements showing payments thru XX/XX/XXXX	10/07/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements Need actual bank Statement to verify assets.	Per Sec XXX business purpose loans at 70% LTV and below, the closing funds need only be listed on the 1003.	10/07/2025	Asset Record XXX Meets G/L Requirements Or XXX	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements Need actual bank Statement to verify assets.	Per Sec XXX business purpose loans at 75% LTV and below, the closing funds need only be listed on the 1003.	10/07/2025	Asset Record XXX Meets G/L Requirements Or XXX	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements	Asset 4 Does Not Meet Guideline Requirements Need actual bank Statement to verify assets.	Per Sec XXX business purpose loans at 75% LTV and below, the closing funds need only be listed on the 1003.	10/07/2025	Asset 4 Meets Guideline Requirements Or XXX	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements Need actual bank Statement to verify assets.	Per Sec XXX business purpose loans at 75% LTV and below, the closing funds need only be listed on the 1003.	10/07/2025	Asset 5 Meets Guideline Requirements Or XXX	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1484	Credit	Asset 6 Does Not Meet Guideline Requirements	Asset 6 Does Not Meet Guideline Requirements Need actual bank Statement to verify assets.	Per Sec XXX business purpose loans at 75% LTV and below, the closing funds need only be listed on the 1003.	10/07/2025	Asset 6 Meets Guideline Requirements Or XXX	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE1485	Credit	Asset 7 Does Not Meet Guideline Requirements	Asset 7 Does Not Meet Guideline Requirements Need actual bank Statement to verify assets.	Per Sec XXX business purpose loans at 75% LTV and below, the closing funds need only be listed on the 1003.	10/07/2025	Asset 7 Meets Guideline Requirements Or XXX	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.99% is less than Guideline CLTV of 80%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 69.99% is less than Guideline LTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
398969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/06/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Gift letters for XXX dated XX/XX/XXXX and XXX dated XX/XX/XXXX from the same donor are in the file. However, the funds received from the donor are $XXX. Provide the gift letter which matches gift funds received. GL XX/XX/XXXX	XXX is agreeable when the gifts provided are less than the amount on the gift letter, no need for an updated gift letter so long as the gifts are at or below the amount on the gift letter	10/07/2025	Asset Qualification Meets Guideline Requirements	10/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 43%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
398969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/06/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/06/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 43%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
398969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/06/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 43%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
930408	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Acknowledged	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of XXX month(s) are less than Guideline Required Reserves of XXX month(s) An approved exception is in file to allow XXX months reserves; however, no compensating factors are noted. Guidelines require XXX months reserves and the file only has XXX months documented.	Uploading updated ULAW with comp factors.	10/08/2025	Lender exception approval provided - Ok per XXX for XXX months reserves, comp factors, XXX FICO, borr S/E XXX years, subject in C3 condition…	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930408	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of $XXX. An approved exception is in file to allow XXX months reserves; however, no compensating factors are noted. Guidelines require XXX months reserves, XXX but only XXX months, XXX is documented in file.	Uploading updated ULAW with comp factors.	10/08/2025	Lender exception approval provided - Ok per XXX for XXX months reserves, comp factors, XXX FICO, borr S/E XXX years, subject in C3 condition…	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930408	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Acknowledged	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. An approved exception is in file to allow XXX months of reserves; however, there are no compensating factors noted. Guidelines require XXX months reserves for LTVs exceeding XXX% The file contains XXX months of reserves.	Uploading updated ULAW with comp factors.	10/08/2025	Lender exception approval provided - Ok per XXX for XXX months reserves, comp factors, XXX FICO, borr S/E XXX years, subject in C3 condition…	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930408	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	finding-XXX	Compliance	NC Rate Spread Home Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to an A This loan failed the XXX rate spread home loan test. (NC GS §XXX-11F(a)(XXX) he loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report hile the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.			Compliant	10/07/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930408	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to an A This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/07/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
930408	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
653371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
653371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
595186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Lender used negative rental of XXX for subject property. Missing supporting documentation to reflect the amount the lender used.	UW noted ULAW only used subject rental income to wash the payment. Uploading revised ULAW with corrected subject rents matching proposed PITIA ($XXX), which now fully supports the payment wash	10/08/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
595186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Acknowledged	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of XXX is less than the Guideline Minimum Loan Amount of XXX Guideline exception noted in the file for loan amount on loan approval. Exception approved by XXX to proceed with loan amount under $XXX with minimum permitted of $XXX. Missing two comp factors as required by guidelines.	Uploading updated ULAW with comp factors	10/08/2025	Lender exception approval provided - Exception approved by XXX to proceed with loan amount under $100k with minimum permitted of $92k.. Ok per XXX for $92k loan amount. Comp factors XXX FICO, XXX% DTI, subject C3 condition.	10/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
595186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
595186	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
270870	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/06/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 721
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.18% is less than Guideline CLTV of 75%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 49.18% is less than Guideline LTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
270870	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 721
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.18% is less than Guideline CLTV of 75%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 49.18% is less than Guideline LTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
270870	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 721
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.18% is less than Guideline CLTV of 75%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 49.18% is less than Guideline LTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
714660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Provide a Third Party Fraud Report with all interested parties checked with Exclusionary lists.	Uploading Data Verify Report - see other exception.	10/08/2025	All Interested Parties Checked against Exclusionary Lists	10/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
714660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Provide a Third Party Fraud Report with OFAC checked and cleared.	Uploading Data Verify Report	10/08/2025	OFAC Check Completed and Cleared	10/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
714660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide a Third Party Fraud Report	Uploading Data Verify Report - see other exception.	10/08/2025	Third Party Fraud Report is provided	10/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
714660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Acknowledged	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The Underwriting Loan Approval Worksheet, (ULAW), reflects HI XXX per month. The HI documentation shows the HI is XXX per month. Provide the Final ULAW reflecting the correct HI and subject PITIA.			Acknowledged as 2/B grading per client request.	10/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
714660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
714660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
470944	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	All funds for closing came from a gift. Purchase of an investment property limits gift funds. The borrower is required to contribute sourced and seasoned funds for a minimum XXX% of the purchase price; $XXX. GL XX/XX/XXXX	Lender allowing gift funds without borrower contribution.; XXX does not have a specific guideline addressing this scenario. Per XXX policy, the company retains full discretion in interpreting situations not explicitly covered in the guidelines. In this instance, we are not applying the referenced guideline, as the funds are sourced from outside the XXX.; FN loans are not subject to this restriction so long as the funds do not originate in the XXX and these are also from XXX, XXX.	10/16/2025	; Please cite what section of the guidelines that State XXX borrowers are not subject to minimum XXX% borrower contribution related to Gift Funds.	10/16/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
470944	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Gift Letter from Spouse is for XXX The wire from the donor is for XXX The documentation evidencing transfer of funds must match the information on the gift letter. Provide gift letter for XXX GL XX/XX/XXXX	XXX allows gifts below the gift letter amount if the full gift is not necessary without an updated letter and without needing an exception.	10/10/2025	Asset Qualification Meets Guideline Requirements	10/13/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
470944	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. First Time Homebuyers are ineligible for DSCR. Provide proof the borrower has prior homeownership. Per: DSCR Program Summary	Borrower is an FN from XXX and is not subject to FTHB restrictions.	10/10/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/13/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
470944	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854422	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present. The Title in the file shows no Date of Policy and is incomplete. Provide Full ALTA Extended Policy (XX/XX/XXXX) with XXX month chain of title.	In XXX, title commitments are dated after closing because title insurance policies are finalized only once all documents are recorded. Uploading Attorney email stating “date will not be filled in until after closing.” XXX acknowledges the Title Commitment was issued after the purchase contract signed on XX/XX/XXXX. XXX used the contract date as the effective date for the Title Policy, and the loan closed within XXX days, meeting XXX expiration guidelines.	10/10/2025	Title Document is fully Present.	10/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
854422	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The Hud-XXX reflects EMD XXX #XXX Statement reflects withdrawal for XXX on XX/XX/XXXX, and XXX #XXX Statement XXX on XX/XX/XXXX. Provide a certified Escrow deposit receipt. GL XX/XX/XXXX	Uploading updated ULAW with comp factors	10/10/2025	Lender exception approval provided - Ok per XXX to accept EMD documents as is. Comp factors XXX FICO, XXX DSCR, XXX LTV, significant reserves after closing..	10/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
854422	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
873121	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud report uploaded. ; Document Uploaded.	10/10/2025	Third Party Fraud Report is provided	10/13/2025		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873121	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts High alerts were not cleared on the Fraud reports for both borrowers.	Uploading B1 SS card and EAD card, QC watchlist clearance and B2 ITIN letter. Credit does not show any new loans and similar names is not indicative of fraud. XXX does not clear fraud alerts within the system like FNMA might do but the issues were addressed appropriately per XXX policies and procedures	10/09/2025	All Fraud Report Alerts have been cleared or None Exist	10/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
856952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FCRE2900	Credit	Borrower Non-US Citizen Identification Document Missing	Non XXX Borrower is missing Identification Document. Missing B1 Non-XXX card, front and back.	B1 is a non-permanent resident priced as ITIN due to lack of VISA/employment authorization card. Uploading ITIN letter	10/09/2025	Borrower Identification Document provided.	10/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
856952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Acknowledged	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of XX/XX/XXXX month(s) are less than Guideline Required Reserves of XXX month(s) Missing asset documentation to support XXX months of reserves after closing. Lender exception in file; per XXX for only XXX months reserves: Comp factors Low DTI, High Fico, XXX years SE			Lender exception in file; per XXX for only XXX months reserves: Comp factors Low DTI, High Fico, XXX years SE	10/08/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
856952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
856952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/08/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
847207	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Fraud report reflects High alerts that were not cleared by the underwriter.	Uploading SSA-XXX results. XXX does not clear fraud alerts within the system like FNMA might do but the issues were addressed appropriately per XXX policies and procedures; Uploading SSA-XXX results. XXX does not clear fraud alerts within the system like FNMA might do but the issues were addressed appropriately per XXX policies and procedures	10/10/2025	All Fraud Report Alerts have been cleared or None Exist	10/13/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847207	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements UW approval reflects that the borrower cannot get any funds back at closing. Gift letter to be updated to reflect actual funds to close.	XXX allows gifts below the gift letter amount if the full gift is not necessary without an updated letter and without needing an exception	10/10/2025	Asset Qualification Meets Guideline Requirements	10/13/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847207	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
959936	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Acknowledged	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Provide the Final Lender Loan Approval (Conditional Loan Approval).	Acknowledged as 2/B grading per client request.	10/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
959936	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
959936	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
863518	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX An approved exception is in file to allow a FICO of XXX; however, no compensating factors are noted. Guidelines requires a minimum FICO of XXX for the Profit and Loss income documentation type.	Uploading updated ULAW with comp factors	10/10/2025	Lender exception approval provided - Ok per XXX for XXX FICO. Comp factors 36.67% LTV, significant reserves with cash out, subject C3 condition with recent upgrades, comparable sales have a very low average DOM	10/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.67% is less than Guideline CLTV of 70%
Original LTV is Below the Guideline Maximum - Calculated LTV of 36.67% is less than Guideline LTV of 70%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
863518	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.67% is less than Guideline CLTV of 70%
Original LTV is Below the Guideline Maximum - Calculated LTV of 36.67% is less than Guideline LTV of 70%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
863518	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.67% is less than Guideline CLTV of 70%
Original LTV is Below the Guideline Maximum - Calculated LTV of 36.67% is less than Guideline LTV of 70%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
802969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Check XXX, XXX, XXX and XXX with exclusionary lists.	Uploaded updated DV for clearance; Uploaded DV for clearance	10/15/2025	All Interested Parties Checked against Exclusionary Lists; XXX is not reflected on the attached DV. Please provide an updated DV to include XXX.	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
810499	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Fraud report provided reflect high alerts that have not been cleared by the underwriter.	Uploading QC watchlist clearance. Borrowers are XXXs so no Social Security numbers to verify. XXX does not clear fraud alerts within the system like FNMA might do but the issues were addressed appropriately per XXX policies and procedures	10/09/2025	All Fraud Report Alerts have been cleared or None Exist	10/10/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
810499	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166823	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166823	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166823	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819481	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The audit DTI is XXX% and the lender DTI is XXX%. The lender used XXX% of the Stated rent amount, which is not allowed since none of the investment properties, where rent is used to qualify, are vacant. Therefore, the use of the lower rent amount caused the DTI to exceed the maximum allowed.	It’s unclear which guideline the TPR is referencing for this finding. If they are referring to section XXX it appears there may be a misinterpretation. The subject property is not being purchased as an investment property. XXX followed the guidelines appropriately by applying XXX% of the Stated rental income for all non-owner-occupied properties, as rental agreements and signed Schedule E documents for the most recent two years were provided.	10/14/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 680 Borrower has stable job time -	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819481	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: XXX Income or Assets Not Considered	It’s unclear which guideline the TPR is referencing for this finding. If they are referring to section XXX it appears there may be a misinterpretation. The subject property is not being purchased as an investment property. XXX followed the guidelines appropriately by applying XXX% of the Stated rental income for all non-owner-occupied properties, as rental agreements and signed Schedule E documents for the most recent two years were provided.	10/14/2025	ATR: XXX Income or Assets Was Considered; ATR: XXX Income or Assets Not Considered	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 680 Borrower has stable job time -	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819481	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 680 Borrower has stable job time -	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819481	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 680 Borrower has stable job time -	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
992014	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in LTV of 75% some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
992014	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
992014	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/09/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
601354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of XXX is insufficient, not meeting the required coverage amount of ($XXX). Provide a replacement cost estimator to verify HI coverage is sufficient.	Uploaded corrected EOI for clearance.; Uploaded Dec page for clearance	10/27/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; Policy recently provided is for XXX, subject address is XXX. Please provide HOI for the subject that reflects sufficient coverage. Thank you.	10/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A
601354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852521	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.15% is less than Guideline CLTV of 75%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 59.15% is less than Guideline LTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852521	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.15% is less than Guideline CLTV of 75%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 59.15% is less than Guideline LTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
420559	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.17% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.17% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
420559	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.17% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.17% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
420559	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.17% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.17% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
622327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Acknowledged	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Credit report reflects an open collection with XXX dated XX/XX/XXXX for XXX Provide proof the collection has been paid. GL XX/XX/XXXX	Uploading updated ULAW with comp factors	10/10/2025	Lender exception approval provided -. Ok per XXX for collection remain unpaid. Comp factors HCLTV of 75%, XXX% DSCR, significant reserves with cash out, subject C3 condition.	10/13/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
622327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX The Minimum Fico for an ITIN loan is XXX A Lender exception with compensating factors of high DSCR and reserves is provided.			A Lender exception with compensating factors of high DSCR and reserves is provided.; Audited FICO of XXX is less than Guideline FICO of XXX The Minimum Fico for an ITIN loan is XXX A Lender exception with compensating factors of high DSCR and reserves is provided.	10/09/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
622327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/09/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
636238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A VOM for primary residence mortgage pay-history, name and address of Creditor is left blank. Provide a completed VOM, cancelled Checks (front/back) or bank Statements to document the payment history. GL XX/XX/XXXX XX/XX/XXXX	Uploading broker's credit report to reflect mortgage payment history. While broker credit reports are not eligible for underwriting purposes, this is provided solely to document the required mortgage history	10/10/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/13/2025		D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
636238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The HUD shows XXX due at closing. Assets verified total $XXX. Lender exception requires XXX months reserves ($XXX). Provide bank Statements to verify an additional XXX funds to close. GL XX/XX/XXXX	Uploading XXX Statement for #XXX with an additional XXX	10/10/2025	Asset Qualification Meets Guideline Requirements	10/13/2025		D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
636238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Acknowledged	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Lender exception requires XXX months reserves. Provide personal bank Statements showing XXX or above to be in the Applicant’s accounts for a period of at least XXX days. GL XX/XX/XXXX	Uploading XXX Statement for #XXX with an additional $XXX. Uploading updated ULAW with comp factors	10/10/2025	Lender exception approval provided - >DSCR, XXX months reserves. Ok per XXX for missing additional XXX days of seasoning. Comp factors XXX FICO, XXX% DSCR, comparable sales have a low average DOM.	10/13/2025		D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
636238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 75% exceeds Guideline LTV of 70% The Maximum CLTV/LTV/HLTV for an ITIN purchase with XXX Fico of greater is XXX% A Lender exception with compensating factors DSCR > XXX and XXX months reserves.			A Lender exception with compensating factors DSCR > XXX and XXX months reserves.	10/09/2025		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
636238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 75% exceeds Guideline HCLTV of 70% The Maximum CLTV/LTV/HLTV for an ITIN purchase with XXX Fico of greater is XXX% A Lender exception with compensating factors DSCR > XXX and XXX months reserves. Audited CLTV of 75% exceeds Guideline CLTV of 75% The Maximum CLTV/LTV/HLTV for an ITIN purchase with XXX Fico of greater is XXX% A Lender exception with compensating factors DSCR > XXX and XXX months reserves.			A Lender exception with compensating factors DSCR > XXX and XXX months reserves.	10/09/2025		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
636238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 75% exceeds Guideline CLTV of 70% The Maximum CLTV/LTV/HLTV for an ITIN purchase with XXX Fico of greater is XXX% A Lender exception with compensating factors DSCR > XXX and XXX months reserves. Audited 12 CFR ##_DL_##(ii)) exceeds Guideline HCLTV of 70% The Maximum CLTV/LTV/HLTV for an ITIN purchase with XXX Fico of greater is XXX% A Lender exception with compensating factors DSCR > XXX and XXX months reserves.			A Lender exception with compensating factors DSCR > XXX and XXX months reserves.	10/09/2025		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
636238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/09/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
332867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.2% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.2% is less than Guideline LTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
332867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.2% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.2% is less than Guideline LTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
332867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.2% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.2% is less than Guideline LTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
293974	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
293974	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
694703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited 12 CFR ##_DL_##(ii)) exceeds Guideline 12 CFR ##_DL_##(ii)) The CLTV/LTV/HCLT for purchase of a property with DSCR < XXX and in a declining market is XXX%	Loan closed within guidelines. Uploading program summary from XX/XX/XXXX showing at time loan was approved allowed for 75% LTV. The LTV reductions are not cumulative, and all reductions are taken from the main LTV overlay and not from the individual limitations posted.	10/14/2025	Audited HCLTV of 75% is less than or equal to Guideline HCLTV of 75%	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
694703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited 12 CFR ##_DL_##(ii)) exceeds Guideline 12 CFR ##_DL_##(ii)) The CLTV/LTV/HCLT for purchase of a property with DSCR < XXX and in a declining market is XXX%	Document Uploaded. Loan closed within guidelines. Uploading program summary from XX/XX/XXXX showing at time loan was approved allowed for ##XXX##. The LTV reductions are not cumulative, and all reductions are taken from the main LTV overlay and not from the individual limitations posted.	10/14/2025	Audited HCLTV of 75% is less than or equal to Guideline HCLTV of 75%	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
694703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited 12 CFR ##_DL_##(ii)) exceeds Guideline 12 CFR ##_DL_##(ii)) The CLTV/LTV/HCLT for purchase of a property with DSCR < XXX and in a declining market is XXX%	Uploading program summary from XX/XX/XXXX showing at time loan was approved allowed for ##XXX##. The LTV reductions are not cumulative, and all reductions are taken from the main LTV overlay and not from the individual limitations posted.	10/14/2025	Audited ##XXX## is less than or equal to Guideline ##XXX##	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
694703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE1203	Credit	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report The MERS report on Data Verify reflects an active lien with XXX for XXX open date XX/XX/XXXX secured by XXX which was not disclosed on the loan application. Provide verification the XX/XX/XXXX payment was made with a copy of the cancelled check (front/back), bank Statement or credit supplement. Include the lien on an updated loan application.	Uploading updated 1003 adding the XXX mortgage. Verification of XX/XX/XXXX mtg payment is not required due to housing history over the last XXX-month period is 0x30 per the credit report. Rating is good through XX/XX/XXXX	10/14/2025	Potential Fraud Reflected on Fraud Report is Resolved or None Exists	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
694703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
356561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
356561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/10/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
427969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DL_##(ii)) some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
427969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
427969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
260685	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/10/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 730
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 40%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
260685	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/10/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 730
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 40%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
263943	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Check XXX and XXX with Exclusionary lists.	Uploaded DV for clearance	10/15/2025	All Interested Parties Checked against Exclusionary Lists	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
263943	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Acknowledged	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction There is a relationship between the buyer and seller. A gift of equity from the selling entity to the buying entity. GL XX/XX/XXXX	Uploading updated ULAW with comp factors	10/14/2025	Lender exception approval provided -. Ok per XXX to revise loan to non-arms length transaction. Ok per XXX for missing most recent Statement with sufficient funds to close. Comp factors XXX FICO, positive DSCR, ##XXX##, no negative credit whatsoever	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
263943	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A gift of equity letter from the selling entity to the buying entity for approximately XXX is provided. The HUD reflects the gift of equity was $XXX. The donor of the gift of equity must be from a family member. No Family relationship between the selling entity and buying entity is established. In addition, the amount of the gift of equity on the letter does not match the actual gift shown on the HUD. Provide proof of a family relationship between the members of the selling entity and the buying entity. The gift of equity on the letter must match the amount on the HUD. GL XX/XX/XXXX	Uploading gift letter stating relationship between selling entity and buying entity (XXX is XXX to borrower and other sellers are her siblings). Please refer to item XXX in the letter. Same gift letter States "The Sellers are gifting equity to the Borrower in the amount necessary to cover Real EState Taxes, Costs, etc. for the buyer." Please refer to item XXX in the letter. This general Statement was deemed acceptable by XXX to avoid the need for multiple revised gift letters	10/14/2025	Asset Qualification Meets Guideline Requirements	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
263943	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Acknowledged	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Hud shows XXX was due from the borrower at closing. The XXX Statements in the file do not reflect the borrower as account holder. Provide borrowers most recent bank Statement with sufficient funds for closing. GL XX/XX/XXXX	Uploading updated ULAW with comp factors	10/14/2025	Lender exception approval provided -. Ok per XXX to revise loan to non-arms length transaction. Ok per XXX for missing most recent Statement with sufficient funds to close. Comp factors XXX FICO, positive DSCR, ##XXX##, no negative credit whatsoever	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
263943	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
672223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Income documents are missing for Borrower 2. Income was used to qualify.	Uploading paystubs	10/15/2025	Borrower 2 Paystubs Provided or XXX (Number of Borrowers equals XXX)	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
672223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FCRE1358	Credit	Borrower 2 W2/1099 Missing	Borrower 2 W2/XXX Missing. Income documents are missing for Borrower 2. Income was used to qualify.	Uploading W2's	10/15/2025	Borrower 2 W2/XXX Provided or XXX (Number of Borrowers equals XXX)	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
672223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
672223	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436056	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436056	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436056	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128886	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The loan application schedule of REO for XXX reflects XXX Monthly Insurance, Taxes, Assoc Dues not included in the monthly mortgage payment. Provide documentation to verify the payment. GL XX/XX/XXXX & XX/XX/XXXX	Uploading “no HOA” LOE and mortgage Statement for 1st lien and HELOC. T&I are escrowed. Uploading updated 1003 and ULAW correcting the REO to remove XXX erroneous payment and reflecting correct rental income	10/15/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/16/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 65%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 65%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128886	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Check XXX with Exclusioanry lists.	Uploaded DV for clearance	10/15/2025	All Interested Parties Checked against Exclusionary Lists	10/16/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 65%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 65%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128886	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 65%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 65%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128886	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 65%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 65%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826422	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826422	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826422	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DL_##(ii)) some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826422	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	finding-XXX	Compliance	XXX nonprime Home Loan Test	HPML Compliant This loan failed the XXX nonprime home loan test he loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report hile the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.			Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
674753	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/13/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.86% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.86% is less than Guideline CLTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
674753	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/13/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.86% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.86% is less than Guideline CLTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
674753	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DL_##(ii)) some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/13/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.86% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.86% is less than Guideline CLTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
441354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Check XXX with Exclusionary lists.	Document Uploaded. Uploaded DV for clearance	10/15/2025	All Interested Parties Checked against Exclusionary Lists	10/16/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 25.97% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.97% is less than Guideline LTV of 70%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
441354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DL_##(ii)) some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 25.97% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.97% is less than Guideline LTV of 70%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
441354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 620
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 25.97% is less than Guideline CLTV of 70%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.97% is less than Guideline LTV of 70%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
656390	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Cured	finding-XXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee On PCCD dated XX/XX/XXXX This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR ##_DL_##(ii))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded. Please review the correction of errors.	10/16/2025	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B	10/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 90%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 40%
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
656390	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Uploading escrow instructions and LOE stating “escrow instructions serve as the contract”	10/15/2025	Purchase Contract Doc is not Missing, or is XXX.	10/16/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 90%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 40%
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
656390	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 90%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 40%
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
656390	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 90%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 40%
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
213718	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE2900	Credit	Borrower Non-US Citizen Identification Document Missing	Non XXX Borrower is missing Identification Document. Non-permanent resident must have proof of legal residency. Provide an unexpired Employment Authorization document (EAD), or valid VISA. GL XX/XX/XXXX	Uploading EAD	10/17/2025	Borrower Identification Document provided.	10/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
213718	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Verify the social security number belongs to the borrower. Provide SSA-XXX results.			All Fraud Report Alerts have been cleared or None Exist	10/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
213718	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Check XXX with Exclusionary lists.	Uploaded DV for clearance	10/15/2025	All Interested Parties Checked against Exclusionary Lists	10/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
213718	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A 65% LTV permits Stated assets. However, the loan application assets section is blank. The source of funds for closing and EMD should be reflected on the loan application. Provide the source of funds used for EMD and closing. If a business account is listed, provide a letter stating impact on business. GL XX/XX/XXXX & XX/XX/XXXX	Uploading updated 1003 reflecting assets and EMD. Uploading updated ULAW with comp factors.	10/17/2025	Lender exception approval provided - Ok per XXX for missing business impact LOE. Comp factors XXX% DTI, ##XXX##, XXX yrs S/E, perfect mortgage history for XXX yrs..	10/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
213718	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
213718	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Acknowledged	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The contract reflects XXX as Buyer. Provide the contract addendum to reflect XXX as buyer.			Acknowledged as 2/B grading per client request	10/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
277877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE1303	Credit	Income 12 Months Income Verified is Missing	Income 1XXX Months Income Verified is Missing Need taxes for XXX	Uploading tax cert and APN screen shot for XXX	10/15/2025	Income 1XXX Months Income Verified is Present Or XXX	10/16/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
277877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Need policy that shows annual premium	Uploading HOI policy for subject	10/15/2025	Hazard Insurance Policy is fully present	10/16/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
277877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE1302	Credit	Income 11 Months Income Verified is Missing	Income 1XXX Months Income Verified is Missing Need HOI and taxes for XXX	Uploading tax cert and APN screen shot for XXX. Property is vacant land, so no insurance is required	10/15/2025	Income 1XXX Months Income Verified is Present Or XXX	10/16/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
277877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
949173	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/16/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
949173	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/16/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
676809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Resolved	FCRE2900	Credit	Borrower Non-US Citizen Identification Document Missing	Non XXX Borrower is missing Identification Document. Need work visa or EAD per guidelines	Loan is for an ITIN borrower, not an XXX. ITIN borrowers need only provide validation of the ITIN and picture ID and both have been satisfied.	10/17/2025	Borrower Identification Document provided.	10/21/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
676809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/16/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
676809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/16/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCOM1207	Compliance	The Note is Not Executed	The Note is Not Executed	Uploaded closing package for clearance	10/17/2025	The Note is Executed	10/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCRE1118	Credit	Borrower 1 Deed of Trust Signature does not match Note	Borrower 1 Signature does not match Note	Uploaded Closing packages for clearance	10/17/2025	Borrower 1 Signature matches Note	10/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed	Uploaded closing package for clearance	10/17/2025	The Deed of Trust is Executed	10/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements	Uploading credit supp for XXX and XXX, the latter only rated for XXX months since it was only recently purchased.	10/17/2025	Housing History Meets Guideline Requirements	10/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	Uploading credit supp for XXX and XXX, the latter only rated for XXX months since it was only recently purchased.	10/17/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	10/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income 2 Months Income Verified is Missing Need documentation that supports full PITIA of property. Note, deed or CD hasnt been fully executed	t appears the closing documents were not sent to reviewer, sending the full package for review with full PITIA validated.	10/17/2025	Income 2 Months Income Verified is Present Or XXX	10/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FCRE1294	Credit	Income 3 Months Income Verified is Missing	Income 3 Months Income Verified is Missing Need documentation that supports full PITIA of property.	It appears the closing documents were not sent to reviewer, sending the full package for review with full PITIA validated.	10/17/2025	Income 3 Months Income Verified is Present Or XXX	10/21/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50.49% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
370731	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A VOR from the property manager is in the file. The VOR section: Account in the name of, is blank. Provide a VOR showing name the account is held in completed. GL XX/XX/XXXX XX/XX/XXXX	Uploading rental payment ledger	10/20/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
370731	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Acknowledged	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of XXX month(s) are less than Guideline Required Reserves of XXX month(s) Gifts totaling XXX were deposited into XXX #XXX; XXX on XX/XX/XXXX and XXX on XX/XX/XXXX. The Lender included the remaining gift funds in the total reserves. However, gift funds are not eligible for reserves. XXX shows XXX available for reserves. Provide proof via XXX months bank Statements, (of borrowers own funds), available to meet XXX months required reserves. GL XX/XX/XXXX	Uploading updated ULAW with comp factors	10/20/2025	Lender exception approval provided - Ok per XXX for shortage of required reserves. Comp factors XXX FICO, XXX% DTI, same employer XXX yrs, subject C3 condition.	10/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
370731	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of $XXX. Gifts totaling XXX were deposited into XXX #XXX; XXX on XX/XX/XXXX and XXX on XX/XX/XXXX. The Lender included the remaining gift funds in the total reserves. However, gift funds are not eligible for reserves. XXXshows XXX available for reserves. Provide proof via XXX months bank Statements, (of borrowers own funds), available to meet XXX months required reserves. GL XX/XX/XXXX	Uploading updated ULAW with comp factors	10/20/2025	Lender exception approval provided - Ok per XXX for shortage of required reserves. Comp factors XXX FICO, XXX% DTI, same employer XXX yrs, subject C3 condition.	10/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
370731	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	10/17/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
370731	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	10/17/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 640
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
984065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/17/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. Please review the attached CDA.	10/17/2025	Third party valuation product provided within tolerance.	10/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 85%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
984065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	10/17/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 85%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
515948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/17/2025	Acknowledged	FCRE3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: The gift letter reflects XXX to be given from XXX #XXX. A cashiers check for XXX was sent to closing. The receipt for the gift does not show the account number with XXX. The July XXX #XXX is in the file. The donor must provide account Statements covering the most recent XXX months to establish her ability to provide the gift. In addition, the donor’s funds must be seasoned a minimum of XXX days and proof the funds were withdrawn. Provide donor XXX #XXX Statement showing XXX withdrawn. GL XX/XX/XXXX	The exception did cover the gift funds as-is, this means we are accepting everything we have for all the requirements for gift funds.; Uploading updated ULAW with comp factors	10/21/2025	Lender exception to accept receipt of gift funds as is approved by XXX. Seasoning/Source of gift funds falls under same section as Receipt of Gift Funds and exception applies to both per Lender.; The ULAW uploaded to the other exception does not address the seasoning and proof of XXX gift funds. The donor must provide account Statements covering the most recent XXX months to establish her ability to provide the gift. In addition, the donor’s funds must be seasoned a minimum of XXX days and proof the funds were withdrawn. Provide donor XXX #XXX Statement showing XXX withdrawn. GL XX/XX/XXXX	10/22/2025		D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
515948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/17/2025	Acknowledged	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The borrower deposited XXX to closing with certified check. However, borrowers verified assets are $XXX. There is a shortage of $XXX. XXX funds must be seasoned a minimum of XXX days. Provide borrowers bank Statement or transaction printout to verify available assets totaling $XXX. GL XX/XX/XXXX	Uploading updated ULAW with comp factors	10/20/2025	Lender exception approval provided - Ok per XXX for shortage of XXX AND to accept receipt of gift funds as is. Comp factors ##XXX##, XXX FICO, subject C3 condition..	10/21/2025		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
515948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/17/2025	Acknowledged	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The Underwriting Loan Approval Worksheet (ULAW) reflects HI as XXX per month and DSCR of XXX. Provide the Final ULAW with the correct HI of XXX and DSCR XXX			Acknowledged as 2/B grading per client request.	10/17/2025		D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
515948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/17/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
597538	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 71.33% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.33% is less than Guideline CLTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
597538	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 71.33% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.33% is less than Guideline CLTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
753969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before XX/XX/XXXX.	Document Uploaded. Please see econsent	08/07/2025	Evidence of eConsent is provided.; The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before XX/XX/XXXX.	08/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
753969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
753969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
281669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2025	Cured	finding-XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required: Cure of XXX required for increase in transfer taxes. The COC indicates additional service necessary such as survey, however, this is insufficient for increase in transfer taxes. Transfer taxes normally are determined by the loan amount. If the survey required an increase in transfer taxes, please provide explanation as to how or cure. Cure requires PCCD, LOE, and copy of refund check.	Document Uploaded. Please see attached revised PCCD, LOE, and proof of refund delivery	08/13/2025	Cure package provided to the borrower; Exception downgraded to a 2/B	08/15/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.21% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.21% is less than Guideline CLTV of 70%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
281669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/06/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.21% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.21% is less than Guideline CLTV of 70%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
281669	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/06/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.21% is less than Guideline LTV of 70%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.21% is less than Guideline CLTV of 70%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 660	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
255026	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/20/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing - An internet search of the business is required with documentation to be included in the credit file to support the existence of the business.	Document Uploaded.	08/25/2025	Documentation is sufficient. Business Search provided. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	08/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255026	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/21/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DD_## , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255026	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
501093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/20/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/20/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
501093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/20/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
501093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/20/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/20/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
555898	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Cured	FCOM1263	Compliance	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided The notice of right to cancel is signed on the cancel line by the borrower but not executed on the line where it States the borrower has received the disclosure.	Document Uploaded.	09/02/2025	Cure package provided to the borrower; exception downgraded to a 2/B	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.26% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.8% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
555898	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE1170	Credit	Flood Insurance Expiration Date is before the Disbursement Date	Flood Insurance Expiration Date of XX/XX/XXXX is prior to the Disbursement Date of XX/XX/XXXX The renewal flood insurance required with an effective date of XX/XX/XXXX.	Document Uploaded. Property is not in flood zone, we do not require flood insurance. We did not impound. Not required.	08/26/2025	Documentation is sufficient. Flood Insurance coverage not required. Exception resolved.; Flood Insurance Expiration Date of XX/XX/XXXX is equal to or after the Disbursement Date of XX/XX/XXXX Or Flood Insurance Expiration Date Is Not Provided	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.26% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.8% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
555898	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/25/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.26% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 57.8% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
225019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed	Document Uploaded.	08/26/2025	Documentation is sufficient. Updated Deed provided. Exception resolved.; The Deed of Trust is Executed	08/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DD_## , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/25/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/25/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
551619	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/25/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
551619	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/25/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
551619	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/25/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
154148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
154148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
154148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
333210	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/25/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.19% is less than Guideline CLTV of 70%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 56.19% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
333210	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/25/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.19% is less than Guideline CLTV of 70%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 56.19% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
333210	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/25/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.19% is less than Guideline CLTV of 70%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 56.19% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
388246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/23/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DD_## , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
388246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
388246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
184458	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.59% is less than Guideline CLTV of 70%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 44.59% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
184458	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.59% is less than Guideline CLTV of 70%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 44.59% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
184458	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.59% is less than Guideline CLTV of 70%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 44.59% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
295697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Appraisal: ADU box is checked. Appraiser did not provide XXX comparables with an ADU as one was a listing, not a closed sale. Appraisal pictures State it's an enclosed patio/rec room w/bath. Appraiser to confirm it's an ADU. ADU Lender guidelines require XXX comparable sales, and a Statement that the Property is typical, readily acceptable, and common in the subject’s market area, and conforms to all zoning laws and regulations.	Document Uploaded.	09/15/2025	Documentation is sufficient. Updated appraisal provided. Exception resolved. ; Property/Appraisal Meets Guidelines	09/16/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
295697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. - a legible signed and dated VOM is required, one in file is not legible.	Document Uploaded.	09/10/2025	Documentation is sufficient. VOM provided. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/11/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
295697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing - guidelines require documentation confirming XXX years of self-employment in the current profession.			Borrower 1 3rd Party VOE Prior to Close Was Provided	08/28/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
295697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing - Guidelines require documentation reflecting the CPA is currently licensed in their State, or the EA/CTEC/PTIN and is currently active.	Document Uploaded.	08/27/2025	Borrower 1 CPA Letter Provided	08/28/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
295697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE1326	Credit	Borrower 1 YTD Profit & Loss Missing	Borrower 1 YTD Profit & Loss Missing Profit & Loss is not dated within XXX days of the Note. P&L ending date is XX/XX/XXXX compared to the Note date of XX/XX/XXXX, which is XXX days.			Borrower 1 YTD Profit & Loss Provided	08/28/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
295697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/25/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
922979	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
922979	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
922979	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848823	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/26/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848823	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/26/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848823	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/26/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
392073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
392073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
392073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
899127	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/26/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
899127	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/26/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
899127	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/26/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
542274	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
542274	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
542274	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230145	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230145	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230145	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
144379	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
144379	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
144379	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
726690	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/26/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
726690	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/26/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
726690	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/26/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
804349	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/27/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.45% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.45% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
804349	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/27/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.45% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.45% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
804349	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/27/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.45% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.45% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
470481	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Rescinded	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction Missing letter of explanation from the borrower as to the nature of the borrowers relationship to the seller whether it is family or business. Per guidelines a non-arm's length transaction is permitted but is not intended to bail out a family member who has had difficulties making their mortgage payment. Therefore a thorough review of the title report is these cases is required as well as the payment history patter on the seller's mortgage.	Please point out where in the file it is indicated that the borrower and seller are not arm's length.	08/28/2025	Documentation is sufficient. Arm's length transaction, per Appraisal. Exception rescinded.; Purchase is considered to be an Arm's Length Transaction, or XXX	08/29/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
470481	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/27/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
470481	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/27/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
544895	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing evidence of existence of the borrowers additional XXX/XXX as indicated on the Invoice provided for the secondary income identified on the bank Statements - guidelines require evidence of existence of the business within XXX days of note date.	Document Uploaded.	08/29/2025	Documentation is sufficient. Explanation provided is acceptable. Exception resolved.; Income and Employment Meet Guidelines	09/02/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.49% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 63.49% is less than Guideline LTV of 90%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
544895	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.49% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 63.49% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
544895	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.49% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 63.49% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
668678	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
668678	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
668678	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
681412	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing borrower's signature on the Deed of Trust. Borrower signed as the trust settlor but the individual signature line is blank.	Document Uploaded.	09/03/2025	Documentation is sufficient. Updated Deed of Trust provided. Exception resolved.; The Deed of Trust is Present and Complete	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
681412	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCRE9814	Credit	Missing Trust Agreement	Missing Trust Agreement Missing executed Certificate of Trust.	Document Uploaded.	08/28/2025	Documentation is sufficient. Trust provided. Exception resolved.; Trust Agreement Meets Guideline Requirements	08/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
681412	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
681412	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
791614	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX.	Document Uploaded.	08/28/2025	Documentation is sufficient. Updated policy provided. Exception resolved.; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	08/29/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
791614	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
791614	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
231278	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Missing 24 Month Chain Of Title.	Document Uploaded.	09/05/2025	Documentation is sufficient. Chain of Title provided. Exception resolved. ; Satisfactory Chain of Title has been provided	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
231278	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Sales contract reflects a mold issue in the attic that seller was to correct, install proper ventilation, and provide proper documentation, including but not limited to, before and after report, photo evidence that the mold issue has been addressed. No documentation was found in file.	Document Uploaded.	09/03/2025	Documentation is sufficient. Completion invoice provided. Exception resolved.; Property/Appraisal Meets Guidelines	09/04/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
231278	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DD_## , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Documentation Required Missing initial escrow account disclosure from the file	Document Uploaded.	08/28/2025	Initial Escrow Account Disclosure is Resolved	08/28/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR ##_DD_## , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
348165	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
348165	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
348165	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/27/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
894234	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/28/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 66.32% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.32% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
894234	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/28/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 66.32% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.32% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
894234	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/28/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 66.32% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.32% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
212857	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
212857	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
212857	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
533477	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
533477	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
533477	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
460936	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
460936	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
460936	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255937	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255937	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255937	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
288403	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
288403	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
288403	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
630866	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 45.91% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.91% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
630866	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 45.91% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.91% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
630866	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 45.91% is less than Guideline LTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.91% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
299306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
299306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
299306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
412969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Rescinded	finding-XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to 12 CFR ##_DD_## , is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130B Cure Required, refund in the amount of XXX for Appraisal Inspection fee, Cure package requires PCCD, LOE, copy of refund check, proof of delivery or valid coc. The Appraisal Inspection fee was added to the LE issued XX/XX/XXXX without a valid reason.	Document Uploaded.	09/11/2025	Valid COC provided in file; Exception resolved; Valid COC provided in file; Exception resolved	09/12/2025		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
412969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
412969	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
958171	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	finding-XXX	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test losed-end [[(12 CFR ##_DD_## , transferred from 12 CFR ##_CL_## ), Open-end [[(12 CFR ##_DO_## , transferred from XXX CFR §226.15(a)(3) he funding date is before the third business day following consummation he consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR ##_DE_## or §1026.15, or delivery of all material disclosures, whichever occurs last. Per the CD issued XX/XX/XXXX the disbursement date is XX/XX/XXXX; however, the loan didn't close until XX/XX/XXXX; therefore, the loan should not have disbursed prior to XX/XX/XXXX. Documentation required: Final CD signed at closing or PCCD with LOE, copy of refund and proof of delivery.	Document Uploaded.	09/09/2025	Final CD provided; Exception resolved; Final CD provided; Exception resolved	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.43% is less than Guideline CLTV of 85%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 71.43% is less than Guideline LTV of 85%	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
958171	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCOM1544	Compliance	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Documentation Required The fully-executed final CD is missing.	Document Uploaded.	09/09/2025	TRID: Final Closing Disclosure Provided	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.43% is less than Guideline CLTV of 85%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 71.43% is less than Guideline LTV of 85%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
958171	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.43% is less than Guideline CLTV of 85%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 71.43% is less than Guideline LTV of 85%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
958171	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.43% is less than Guideline CLTV of 85%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 71.43% is less than Guideline LTV of 85%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Rescinded	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, extending the closing date to XX/XX/XXXX, is missing.	Not required per our GLs or FNMA. Deed has been signed, deed becomes the controlling document for ownership.	09/08/2025	Documentation is sufficient. Transaction completed. Addendum not required. Exception rescinded.; Purchase Contract Doc is complete.	09/10/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
401877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
401877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
401877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
171201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
171201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
171201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873658	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873658	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873658	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 720
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
702627	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE1358	Credit	Borrower 2 W2/1099 Missing	Borrower 2 W2/XXX Missing. Missing XXX W2 for co-borrower.	Document Uploaded.	09/09/2025	Documentation is sufficient. W-2 provided. Exception resolved.; Borrower 2 W2/XXX Provided or XXX (Number of Borrowers equals XXX)	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
702627	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
702627	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
658258	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
658258	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
658258	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819793	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819793	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819793	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
334094	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
334094	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
334094	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812748	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812748	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812748	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186758	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 680
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186758	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 680
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186758	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 55%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 680
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812114	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 85%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812114	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 85%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812114	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 85%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
658854	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
658854	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
658854	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/10/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in ##XXX## some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
658854	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/10/2025	Resolved	finding-XXX	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code hile the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
356113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/11/2025	Resolved	finding-XXX	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code hile the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	09/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
356113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/11/2025	Resolved	finding-XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in ##LG## some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	09/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
356113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
356113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
423911	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FCRE3653	Credit	Missing letter of explanation	Missing purpose of cash out proceeds - guidelines require the borrower to indicate the purpose of cash out proceeds.	Document Uploaded.	09/04/2025	Documentation is sufficient. LOE provided. Exception resolved.	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.36% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.36% is less than Guideline CLTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
423911	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/28/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.36% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.36% is less than Guideline CLTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
423911	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	08/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/28/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.36% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.36% is less than Guideline CLTV of 80%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786004	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Missing gap credit report, as required by guidelines, dated XX/XX/XXXX.	is a XXX loan and doesn't require this	04/10/2025	Borrower 1 Gap Credit Report is not missing.; Loan is DSCR – gap credit report is not required.	04/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
786004	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
786004	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
786004	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The lender approved exception: XXX loans for this borrower. This is a XXX borrower with free and clear investment properties who does not have a current mortgage or rental history to provide. Additionally, the credit references are bank account references in XXX and the XXX References from his country of origin (the XXX) are not available. The borrower currently lives in XXX. The request6 is to allow all six loans to proceed without a mortgage history and sing XXX bank references outside of the country of origin Compensating Factors: XXX months reserves; DTI / DSCR >XXX; Experienced Investor			The request is to allow all six loans to proceed without a mortgage history and sing XXX bank references outside of the country of origin Compensating Factors: XXX months reserves; DTI / DSCR >XXX; Experienced Investor		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
681479	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Missing gap credit report as required by guidelines, dated XX/XX/XXXX.	Borrower is a XXX	04/14/2025	Borrower 1 Gap Credit Report is not missing.; Loan is DSCR – gap credit report is not required.	04/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
681479	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Exception request: Accepting the Borrower owning all free and clear properties with no current mortgage or rental history. Compensating factors: XXX months reserves greater than program requirement, DSCR > XXX and experienced investor. Exception approved.			Accepting the Borrower owning all free and clear properties with no current mortgage or rental history. Compensating factors: XXX months reserves greater than program requirement, DSCR > XXX and experienced investor. Exception approved.		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
681479	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
681479	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
807627	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
807627	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	Transaction meets BP guidelines. Transaction is a cash out refinance and is exempt from TRID/QM. According to the BP letter on pages XXX and XXX that no part of the proceeds of the loan will be used for consumer purpose. The loan is in compliance with all applicable laws and regulations.			Informational		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
807627	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The lender approved exception: XXX loans for this borrower. This is a XXX borrower with free and clear investment properties who does not have a current mortgage or rental history to provide. Additionally, the credit references are bank account references in XXX and the XXX. References from his country of origin (the XXX) are not available. The borrower currently lives in XXX. The request is to allow all six loans to proceed without a mortgage history and sing XXX bank references outside of the country of origin Compensating Factors: XXX months reserves; DTI / DSCR >XXX; Experienced Investor			The request is to allow all six loans to proceed without a mortgage history and sing XXX bank references outside of the country of origin Compensating Factors: XXX months reserves; DTI / DSCR >XXX; Experienced Investor		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 700	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A